Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Trade and other receivables

8 Trade and other receivables

	December 31,	December 31,
(€ million)	2021	2020
Trade receivables	15,524	7,087
Receivables from divestments	8	21
Receivables from joint ventures in exploration and production activities	1,888	2,293
Other receivables	1,430	1,525
	18,850	10,926

Generally, trade receivables do not bear interest and provide payment terms within 180 days.

The increase in trade receivables of €8,437 million referred to the segments Global Gas & LNG Portfolio for €5,636 million, Refining & Marketing and Chemical for €1,405 million and Plenitude & Power for €1,039 million and reflected the noticeable increase in the prices of energy commodities, in particular gas, which increased the nominal value of the receivables.

At December 31, 2021, Eni sold without recourse receivables due in 2022 with a nominal value of €2,059 million (€1,377 million at December 31, 2020 due in 2021). Derecognized receivables in 2021 related to the segments Global Gas & LNG Portfolio for €893 million, Refining & Marketing and Chemical segment for €770 million and Plenitude & Power segment for €396 million.

Receivables from joint ventures in exploration and production activities included amounts due by partners in unincorporated joint operations in Nigeria of €681 million (€1,015 million at December 31, 2020). Those receivables were in respect to the share of development costs attributable to the joint operators in oil projects operated by Eni, where the Company bears upfront all the costs of the initiative and charges these costs back to the partners through the cash call mechanism. At the balance sheet date, the overdue amount relating to net receivables due to Eni by the Nigerian state oil company NNPC was €474 million (€605 million at December 31, 2020). Approximately 50% of this amount related to past reporting years and was covered by a “Repayment Agreement”, whereby Eni is to be reimbursed through the sale of the entitlement attributable to NNPC in certain rig-less petroleum initiatives with low mineral risk, with a completion of the reimbursement plan expected within the next two years based on Eni’s Brent price scenario. The overdue receivable is stated net of a discount factor equal to 8%, calculated based on the risk of the underlying mineral initiative. The other 50% related to net receivables accrued for the operations of 2021. A significant progress in the repayment was noted in the final part of the year.

A cash call exposure towards a privately held Nigerian oil company amounted to €195 million (€134 million at December 31, 2020) which were past due at the reporting date. The amounts were stated net of a provision based on the loss given default (LGD) defined by Eni for international oil companies in a default state and on the basis of specific factors. During the 2021, the partner suspended the payments of the cash calls, making a claim against the amounts billed. Arbitration procedures have been started for the resolution of the dispute.

Receivables from other counterparties comprised: (i) the recoverable amount of €538 million (€376 million at December 31, 2020) of overdue trade receivables owed to Eni by the state-owned oil company of Venezuela, PDVSA, in relation to equity volumes of natural gas supplied by the joint venture Cardón IV, equally participated by Eni and Repsol. Those trade receivables were divested by the joint venture to the two shareholders. The receivables were stated net of an allowance for doubtful accounts estimated on the basis of average recovery percentages obtained by creditors in the context of sovereign defaults, adjusted to reflect the strategic value of the oil&gas sector, and also applied for assessing the recoverability of the carrying amount of the investment and the long-term interest in the initiative, as described in note 17 – Other financial assets. Risks associated with the complex financial outlook of the country and the deteriorated operating environment were taken into account in the estimation of the expected loss by assuming a deferral in the timing of collection of future revenues and overdue credit amounts which resulted in an expected credit loss rate of about 53%. The tightening of the US sanction framework against Venezuela has prevented the implementation of the mechanism of credit offsetting through in-kind refunds with assignments to Eni of oil products of PDVSA. Therefore, the amount of the receivable increased compared to the end of 2020; (ii) amounts to be received from customers following the triggering of the take-or-pay clause of long-term gas supply contracts for €325 million at December 31, 2020 were collected during 2021.

Trade and other receivables stated in euro and U.S. dollars amounted to €12,275 million and €5,222 million, respectively.

Credit risk exposure and expected losses relating to trade and other receivables has been prepared on the basis of internal ratings as follows:

	Performing receivables			Defaulted	Plenitude
(€ million)	Low risk	Medium Risk	High Risk	receivables	customers	Total
December 31, 2021
Business customers	4,348	6,628	818	1,560		13,354
National Oil Companies and Public Administrations	331	884	1	2,674		3,890
Other counterparties	1,854	311	16	137	2,601	4,919
Gross amount	6,533	7,823	835	4,371	2,601	22,163
Allowance for doubtful accounts	(25)	(416)	(69)	(2,209)	(594)	(3,313)
Net amount	6,508	7,407	766	2,162	2,007	18,850
Expected loss (% net of counterpart risk mitigation factors)	0.4	5.3	8.3	50.5	22.8	14.9
December 31, 2020
Business customers	1,398	2,746	432	1,351		5,927
National Oil Companies and Public Administrations	841	620	7	2,653		4,121
Other counterparties	1,243	450	28	141	2,173	4,035
Gross amount	3,482	3,816	467	4,145	2,173	14,083
Allowance for doubtful accounts	(32)	(21)	(29)	(2,429)	(646)	(3,157)
Net amount	3,450	3,795	438	1,716	1,527	10,926
Expected loss (% net of counterpart risk mitigation factors)	0.9	0.6	6.2	58.6	29.7	22.4

The classification of the Company’s customers and counterparties and the definition of the classes of counterparty risk are disclosed in note 1 – Significant accounting policies.

The assessments of the recoverability of trade receivables for the supply of hydrocarbons, products and power to retail, business customers and national oil companies and of receivables towards joint operators of the Exploration & Production segment for cash calls (national oil companies, local private operators or international oil companies) are reviewed at each annual deadline to reflect the scenario and the current business trends, as well as any higher counterparty risks. The gradual recovery of worldwide economies from the fallout caused by COVID-19 crisis and the improvement in the oil scenario have lessened the debt burden of many state oil companies, with the exception of Venezuela due to specific factors relating to the sanctioning framework. On the other hand, the significant increase in the prices of natural gas and electricity significantly increased the exposures towards large industrial customers, requiring a revision in the credit loss rate upwards to incorporate an increased economic risk. With regard to customers of the Plenitude business line, the recoverability assessments incorporate the most updated information relating to the performance in credit collection and the ageing of overdue amounts.

The exposure to credit risk and expected losses relating to customers of Plenitude was assessed based on a provision matrix as follows:

	Ageing
		from 0	from 3	from 6	over
(€ million)	Not-past due	to 3 months	to 6 months	to 12 months	12 months	Total
December 31, 2021
Plenitude customers:
- Retail	1,291	70	55	92	337	1,845
- Middle	424	22	5	7	188	646
- Other	57	43	6	1	3	110
Gross amount	1,772	135	66	100	528	2,601
Allowance for doubtful accounts	(63)	(22)	(27)	(52)	(430)	(594)
Net amount	1,709	113	39	48	98	2,007
Expected loss (%)	3.6	16.3	40.9	52.0	81.4	22.8
December 31, 2020
Plenitude customers:
- Retail	1,155	105	50	102	366	1,778
- Middle	75	16	3	8	232	334
- Other	61					61
Gross amount	1,291	121	53	110	598	2,173
Allowance for doubtful accounts	(46)	(23)	(22)	(57)	(498)	(646)
Net amount	1,245	98	31	53	100	1,527
Expected loss (%)	3.6	19.0	41.5	51.8	83.3	29.7

Trade and other receivables are stated net of the allowance for doubtful accounts which has been determined considering actions to mitigate counterparty risk amounting to €5,350 million (€1,016 million at December 31, 2020):

(€ million)	2021	2020
Allowance for doubtful accounts - beginning of the year	3,157	3,246
Additions on trade and other performing receivables	202	112
Additions on trade and other defaulted receivables	348	231
Deductions on trade and other performing receivables	(135)	(82)
Deductions on trade and other defaulted receivables	(421)	(275)
Other changes	162	(75)
Allowance for doubtful accounts - end of the year	3,313	3,157

Additions to allowance for doubtful accounts on trade and other performing receivables related to: (i) the Global Gas & LNG Portfolio segment for €94 million (€7 million in 2020) for supplies to large industrial customers as consequence of the noticeable increase in the exposure due to the market conditions; (ii) the Plenitude business line for €71 million (€84 million in 2020), mainly in the retail business.

Additions to allowance for doubtful accounts on trade and other defaulted receivables related to: (i) the Exploration & Production segment for €229 million (€118 million in 2020) for receivables towards joint operators, State oil Companies and local private companies for cash calls in oil projects operated by Eni; (ii) to the Plenitude business line for €101 million (€97 million in 2020), particularly in the retail business.

Utilizations of allowance for doubtful accounts on trade and other performing and defaulted receivables amounted to  €556 million (€357 million in 2020) and mainly related to: (i) the Plenitude business line for €239 million (€200 million in 2020), in particular utilizations against charges of €196 million (€178 million in 2020) mainly related to the retail business; (ii) the Exploration & Production segment for €233 million (€101 million in 2020) essentially related to redetermination of receivables from the Nigerian state-owned company NNPC due to a settlement which recognized Eni’s rights to recover investment costs made, subject to arbitration, as part of a larger agreement defining the extension and revision of the contractual terms of the license. The credit recovery will be reimbursed through attribution to Eni and the other partners of a share of the state company’s oil entitlements in the project.

Net (impairment losses) reversals of trade and other receivables are disclosed as follows:

(€ million)	2021	2020	2019
New or increased provisions	(550)	(343)	(620)
Net credit losses	(66)	(36)	(45)
Reversals	337	153	233
Net (impairment losses) reversals of trade and other receivables	(279)	(226)	(432)

Receivables with related parties are disclosed in note 36 – Transactions with related parties.